UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2012

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for the remaining series as appropriate.

Dreyfus Emerging Markets Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
August 31, 2012 (Unaudited)

Common Stocks--97.8%	Shares		Value ($)
Brazil--16.2%
Banco Santander Brasil, ADS	2,068,870		15,682,035
Brasil Insurance Participacoes e Administracao	872,000		8,376,767
Centrais Eletricas Brasileiras	1,302,362		8,353,492
Diagnosticos da America	538,500		3,398,288
EDP - Energias do Brasil	1,001,400		6,398,423
Fibria Celulose	22,400	[a]	174,243
Fibria Celulose, ADR	793,500	[a]	6,133,755
Gerdau, ADR	626,510		5,594,734
Itau Unibanco Holding, ADR	773,436		12,228,023
JBS	1,907,400	[a]	5,421,793
Magnesita Refratarios	1,280,300		4,566,418
Oi, ADR	1,629,761		6,062,711
Oi, ADR, Cl. C	143,081		633,849
Petroleo Brasileiro, ADR	1,570,280		33,195,719
Petroleo Brasileiro, ADR, Cl. A	541,470		11,143,453
Porto Seguro	863,320		7,970,155
Sul America	832,546		5,914,239
Vale, ADR	749,550		12,270,134
			153,518,231
China--14.4%
Anhui Conch Cement, Cl. H	2,465,000		6,153,005
Asia Cement China Holdings	2,839,500		1,061,707
Beijing Capital International Airport, Cl. H	9,622,000		6,575,158
BYD Electronic International	18,703,000		3,785,959
China Coal Energy, Cl. H	10,207,000		8,501,501
China Communications Services, Cl. H	7,518,000		4,177,771
China Construction Bank, Cl. H	18,626,809		12,248,239
China Dongxiang Group	21,835,000		2,167,749
China Life Insurance, Cl. H	4,956,000		13,259,111
China Railway Construction, Cl. H	1,400,500		1,058,146
China Railway Group, Cl. H	12,845,000		4,835,952

Dongfeng Motor Group, Cl. H	728,000	942,389
Guangzhou Automobile Group, Cl. H	14,205,603	9,908,820
Huaneng Power International, ADR	130,200	3,602,634
Huaneng Power International, Cl. H	3,901,600	2,691,296
Industrial & Commercial Bank of China, Cl. H	30,892,590	16,728,947
Lianhua Supermarket Holdings, Cl. H	8,474,000	7,374,919
Minth Group	4,648,000	5,177,795
PetroChina, ADR	14,990	1,803,297
PetroChina, Cl. H	7,786,000	9,386,226
Sinotrans, Cl. H	28,529,500	3,862,322
TPV Technology	6,619,630	1,254,631
Weiqiao Textile, Cl. H	9,512,100	3,299,086
Zhejiang Expressway, Cl. H	9,064,000	5,983,494
		135,840,154
Czech Republic--.5%
Komercni Banka	23,000	4,462,133
Egypt--.6%
Commercial International Bank	1,105,991	5,454,972
Hong Kong--5.5%
China Mobile	1,213,000	12,949,594
China Mobile, ADR	85,960	4,615,192
China Power International Development	17,501,872	4,671,107
COSCO Pacific	4,826,819	5,955,770
Global Bio-Chem Technology Group	29,090,980	2,888,112
iShares FTSE A50 China Index ETF	5,190,100	6,109,582
NWS Holdings	4,446,399	7,085,849
Shanghai Industrial Holdings	2,923,000	8,027,373
		52,302,579
Hungary--.1%
Richter Gedeon	7,717	1,315,490
India--9.2%
Bank of India	612,938	2,813,179
Bharat Heavy Electricals	941,330	3,608,784
Hindustan Petroleum	426,823	2,282,480
ICICI Bank	71,540	1,132,029
ICICI Bank, ADR	134,764	4,383,873
India Cements	4,363,108	6,555,907
Jubilant Life Sciences	1,774,502	5,989,443

NMDC	1,175,031		4,015,701
Oriental Bank of Commerce	1,487,506		6,000,833
Reliance Industries	1,736,580		23,926,560
Rolta India	3,193,707		3,703,265
State Bank of India	325,460		10,750,273
Steel Authority of India	2,792,050		3,925,183
Sterlite Industries India	4,653,770		8,044,224
Sterlite Industries India, ADR	1,010		7,131
			87,138,865
Indonesia--1.8%
Aneka Tambang Persero	10,948,500		1,423,822
Bank Negara Indonesia Persero	15,460,000		6,039,696
Indosat	10,484,000		5,607,593
Medco Energi Internasional	24,203,000		4,264,399
			17,335,510
Malaysia--.1%
Tenaga Nasional	416,437		911,643
Mexico--1.6%
America Movil, ADR, Ser. L	312,640		8,000,458
Consorcio ARA	7,354,100	[a]	1,988,377
Desarrolladora Homex, ADR	423,128	[a]	4,747,496
			14,736,331
Netherlands--1.1%
VimpelCom, ADR	1,019,150		10,833,565
Poland--1.6%
Asseco Poland	364,824		4,882,960
Bank Pekao	88,973		4,042,885
Polski Koncern Naftowy Orlen	386,834	[a]	4,557,785
Polskie Gornictwo Naftowe I Gazownictwo	1,588,480	[a]	1,950,672
			15,434,302
Russia--5.0%
Gazprom, ADR	2,560,040		24,742,787
Lukoil, ADR	272,955		15,503,844
Pharmstandard, GDR	461,477	[a]	6,670,789
			46,917,420
South Africa--5.4%
Adcock Ingram Holdings	486,820		3,331,209
Anglo American Platinum	219,760		10,956,355

JD Group	1,343,343		7,160,340
Murray & Roberts Holdings	3,634,712	[a]	9,433,901
Sappi	256,899	[a]	718,449
Standard Bank Group	1,240,115		16,381,383
Telkom	1,466,712	[a]	3,353,033
			51,334,670
South Korea--20.8%
Grand Korea Leisure	151,480		3,851,667
Hite Jinro	477,625		9,387,276
Hyundai Development	310,920		5,713,502
KB Financial Group	564,720		18,291,030
KB Financial Group, ADR	20,398		660,079
Korea Electric Power	742,285	[a]	16,093,609
Korea Electric Power, ADR	60,280	[a]	645,599
Korea Exchange Bank	574,890	[a]	4,332,100
KT	109,980		3,334,416
KT, ADR	449,910		6,798,140
LG Electronics	216,163		13,412,251
Mando	48,374		6,864,130
Mirae Asset Securities	297,480		8,101,471
NongShim	37,118		8,178,473
POSCO	33,021		10,739,010
POSCO, ADR	30,370		2,475,155
Samsung Electronics	24,711		26,853,509
Samsung Fire & Marine Insurance	46,441		9,577,785
Shinhan Financial Group	185,250		5,763,424
Shinsegae	56,709		11,295,568
SK Telecom	90,205		11,567,547
SK Telecom, ADR	250,940		3,598,480
Tong Yang Life Insurance	230,815		2,064,799
Yuhan	57,658		6,809,450
			196,408,470
Taiwan--10.5%
AU Optronics	7,940,000	[a]	2,409,756
AU Optronics, ADR	1,406,930	[a]	4,262,998
Chinatrust Financial Holding	10,386,700		6,207,537
Hon Hai Precision Industry	7,634,019		21,614,129
Nan Ya Printed Circuit Board	4,746,220		7,606,376

Novatek Microelectronics	1,260,000		4,059,631
Powertech Technology	3,494,000		6,591,132
Siliconware Precision Industries	4,623,000		5,217,101
Siliconware Precision Industries, ADR	325,970		1,815,653
SinoPac Financial Holdings	25,442,790		10,108,818
Taiwan Semiconductor Manufacturing	1,848,638		5,141,449
Tatung	6,957,380	[a]	1,421,628
Transcend Information	2,237,940		5,872,995
United Microelectronics	28,880,445		11,571,077
Young Fast Optoelectronics	2,146,504		5,360,706
			99,260,986
Thailand--.5%
Bangkok Bank	716,360		4,412,238
Turkey--1.5%
Asya Katilim Bankasi	3,685,420	[a]	3,889,625
Turkcell Iletisim Hizmetleri	670,940	[a]	3,983,153
Turkcell Iletisim Hizmetleri, ADR	126,860	[a]	1,877,528
Turkiye Garanti Bankasi	1,119,020		4,797,909
			14,548,215
United Arab Emirates--.6%
Emaar Properties	6,523,050		5,878,382
United Kingdom--.8%
African Barrick Gold	775,366		5,467,624
JKX Oil & Gas	1,219,871	[a]	1,646,433
			7,114,057
Total Common Stocks
(cost $1,104,945,781)			925,158,213

Preferred Stocks--.4%
Brazil
Cia de Tecidos do Norte de Minas - Coteminas	609,954	[a]	826,333
Gerdau	44,200		390,852
Itau Unibanco Holding	136,200		2,126,972
Total Preferred Stocks
(cost $4,800,763)			3,344,157

Other Investment--.6%
Registered Investment Company;

Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,850,000)	5,850,000	[b]	5,850,000

Total Investments (cost $1,115,596,544)	98.8%		934,352,370
Cash and Receivables (Net)	1.2%		11,355,754
Net Assets	100.0%		945,708,124

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At August 31, 2012, net unrealized depreciation on investments was $181,244,174 of which $61,863,686 related to appreciated investment securities and $243,107,860 related to depreciated investment securities. At August 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.4
Energy	13.8
Information Technology	12.9
Materials	12.1
Telecommunication Services	8.9
Consumer Discretionary	7.6
Industrial	6.6
Utilities	3.9
Consumer Staples	3.5
Health Care	2.9
Exchange Traded Funds	.6
Money Market Investment	.6
98.8
† Based on net assets.

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	919,048,631	-	-	919,048,631
Exchange Traded Funds	6,109,582	-	-	6,109,582
Mutual Funds	5,850,000	-	-	5,850,000
Preferred Stocks+	3,344,157	-	-	3,344,157
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	October 22, 2012

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 22, 2012

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)